PREPAID EXPENSES (Tables)	9 Months Ended
Sep. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

Prepaid expenses consisted of the following:

	September 30, 2012	December 31, 2011
Prepaid payroll taxes	$36,083	$-
Prepaid insurances	2,472	14,146
Prepaid hardware/software maintenance and support service fee	1,420	12,850
Prepaid rent	-	4,188
	$39,975	$31,184